------------------------------------------------------------------------------
FEDERATED TARGET ETF FUNDS
------------------------------------------------------------------------------


Federated Target ETF Fund 2015
Federated Target ETF Fund 2025
Federated Target ETF Fund 2035

Each a Portfolio of Federated Managed Allocation Portfolios

CLASS A SHARES


SUPPLEMENT TO PROSPECTUS DATED MARCH 7, 2006


Please replace the section entitled "What are the Fund's Fees and Expenses?" with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED TARGET ETF FUND 2015

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                              5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                                0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering
price)                                                                     None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                                None
Exchange Fee                                                               None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee(2)                                                          0.25%
Distribution (12b-1) Fee(3)                                                0.25%
Other Expenses(4)                                                          0.82%
Total Annual Fund Operating Expenses(5)                                    1.32%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser, distributor and administrator expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending
  November 30, 2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                         0.72%
   Total Anticipated Annual Fund Operating Expenses (after
  waivers and reimbursement)(6)                                            0.60%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3  The Fund has no intention of paying or accruing the
  distribution (12b-1) fee for Class A Shares during the fiscal period ending November 30, 2006.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Class
  A Shares (after the anticipated voluntary waiver and
  reimbursement) are expected to be 0.60 % for the fiscal period ending November 30, 2006.
5  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.26%.  Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
6   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 0.86% for the fiscal period ending November 30, 2006.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                      Class A
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
1 Year                                            $677
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
3 Year                                            $945
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------


FEDERATED TARGET ETF FUND 2025

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                          5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)         0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)           None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                             None
Exchange Fee                                                            None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                      0.25%
Distribution (12b-1) Fee(3)                                            0.25%
Other Expenses(4)                                                      0.71%
Total Annual Fund Operating Expenses(5)                                1.21%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser, distributor and administrator expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending
  November 30, 2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                       0.61%
   Total Anticipated Annual Fund Operating Expenses (after
  waivers and reimbursement)(6)                                          0.60%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3  The Fund has no intention of paying or accruing the
  distribution (12b-1) fee for Class A Shares during the fiscal period ending November 30, 2006.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Class
  A Shares (after the anticipated voluntary waiver and
  reimbursement) are expected to be 0.60 % for the fiscal period ending November 30, 2006.
5  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.28%.  Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
6   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 0.88% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                               Class A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 Year                                                      $667
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 Year                                                      $913
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


FEDERATED TARGET ETF FUND 2035

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                     5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                       0.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of
offering price)                                                    None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                        None
Exchange Fee                                                       None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee(2)                                                 0.25%
Distribution (12b-1) Fee(3)                                       0.25%
Other Expenses(4)                                                 1.33%
Total Annual Fund Operating Expenses(5)                           1.83%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser, distributor and administrator expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending
  November 30, 2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                1.23%
   Total Anticipated Annual Fund Operating Expenses
  (after waivers and reimbursement)(6)                            0.60%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3  The Fund has no intention of paying or accruing the
  distribution (12b-1) fee for Class A Shares during the fiscal period ending November 30, 2006.
4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Class
  A Shares (after the anticipated voluntary waiver and
  reimbursement) are expected to be 0.60 % for the fiscal period ending November 30, 2006.
5  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.29%. Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
6   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 0.89% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                      Class A
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
1 Year                                            $726
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
3 Year                                           $1,094
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------








                                                                 July 18, 2006

[Federated Logo]

Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
placeCityPittsburgh, StatePA  PostalCode15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212853
Cusip 314212820
Cusip 314212788

35196 (7/06)





------------------------------------------------------------------------------
FEDERATED TARGET ETF FUNDS
------------------------------------------------------------------------------


Federated Target ETF Fund 2015
Federated Target ETF Fund 2025
Federated Target ETF Fund 2035

Each a Portfolio of Federated Managed Allocation Portfolios

CLASS K SHARES


SUPPLEMENT TO PROSPECTUS DATED MARCH 7, 2006


Please replace the section entitled "What are the Fund's Fees and Expenses?" with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED TARGET ETF FUND 2015

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                             None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)             None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                               None
Exchange Fee                                                              None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                        0.25%
Distribution (12b-1) Fee                                                 0.50%
Other Expenses(3)                                                        0.72%
Total Annual Fund Operating Expenses(4)                                  1.47%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser and administrator expect to waive and/or reimburse certain
  amounts.  These are shown below along with the net expenses the
  Fund expects to pay for the fiscal period ending November 30,
  2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                       0.47%
   Total Anticipated Annual Fund Operating Expenses (after
  waivers and reimbursement)(5)                                          1.00%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3 Includes a recordkeeping fee which is used to compensate
  intermediaries for recordkeeping services.  Please see
  "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Class
  K Shares (after the anticipated voluntary waiver and
  reimbursement) are expected to be 0.50% for the fiscal period ending November 30, 2006.
4  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.26%.  Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
5   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 1.26% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                             Class K
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
1 Year                                                    $150
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
3 Year                                                    $465
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------





FEDERATED TARGET ETF FUND 2025

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                              None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of
offering price)                                                          None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange Fee                                                             None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee(2)                                                       0.25%
Distribution (12b-1) Fee                                                0.50%
Other Expenses(3)                                                       0.61%
Total Annual Fund Operating Expenses(4)                                 1.36%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser and administrator expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the
  Fund expects to pay for the fiscal period ending November 30,
  2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                      0.36%
   Total Anticipated Annual Fund Operating Expenses
  (after waivers and reimbursement)(5)                                  1.00%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3 Includes a recordkeeping fee which is used to compensate
  intermediaries for recordkeeping services.  Please see
  "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Class
  K Shares (after the anticipated voluntary waiver and
  reimbursement) are expected to be 0.50 % for the fiscal period ending November 30, 2006.
4  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.28%. Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
5   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 1.28% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                     Class K
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
1 Year                                            $138
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
3 Year                                            $431
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------



FEDERATED TARGET ETF FUND 2035

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering
price)                                                                   None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange Fee                                                             None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee(2)                                                       0.25%
Distribution (12b-1) Fee                                                0.50%
Other Expenses(3)                                                       1.23%
Total Annual Fund Operating Expenses(4)                                 1.98%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser and administrator expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the
  Fund expects to pay for the fiscal period ending November 30,
  2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                      0.98%
   Total Anticipated Annual Fund Operating Expenses (after
  waivers and reimbursement)(5)                                         1.00%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3 Includes a recordkeeping fee which is used to compensate
  intermediaries for recordkeeping services.  Please see
  "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Class
  K Shares (after the anticipated voluntary waiver and
  reimbursement) are expected to be 0.50 % for the fiscal period ending November 30, 2006.
4  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.29%. Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
5   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 1.29% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                      Class K
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
1 Year                                            $201
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------
---------------------------------------------------------------------
3 Year                                            $621
---------------------------------------------------------------------
---------------------------------------------------------------------

---------------------------------------------------------------------






                                                                 July 18, 2006

[Federated Logo]

Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
placeCityPittsburgh, StatePA  PostalCode15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212846
Cusip 314421812
Cusip 314212770

35197 (7/06)







------------------------------------------------------------------------------
FEDERATED TARGET ETF FUNDS
------------------------------------------------------------------------------


Federated Target ETF Fund 2015
Federated Target ETF Fund 2025
Federated Target ETF Fund 2035

Each a Portfolio of Federated Managed Allocation Portfolios

INSTITUTIONAL SHARES


SUPPLEMENT TO PROSPECTUS DATED MARCH 7, 2006


Please replace the section entitled "What are the Fund's Fees and Expenses?" with the following:


WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED TARGET ETF FUND 2015

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                             None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering
price)                                                                    None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                               None
Exchange Fee                                                              None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee(2)                                                        0.25%
Distribution (12b-1) Fee                                                  None
Other Expenses(3)                                                        0.57%
Total Annual Fund Operating Expenses(4)                                  0.82%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser and administrator expect to waive and/or reimburse certain
  amounts.  These are shown below along with the net expenses the
  Fund expects to pay for the fiscal period ending November 30,
  2006.
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  Total Waivers and Reimbursement of Fund Expenses                       0.47%
   Total Anticipated Annual Fund Operating Expenses (after
  waivers and reimbursement)(5)                                          0.35%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3 Includes a recordkeeping fee which is used to compensate
  intermediaries for recordkeeping services.  Please see
  "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's
  Institutional Shares (after the anticipated voluntary waiver and reimbursement) are expected to be 0.35 % for the fiscal period ending November 30, 2006.
4  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.26%.  Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
5   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 0.61% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Instititional Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                 Institutional Shares
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1 Year                                               $84
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3 Year                                              $262
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FEDERATED TARGET ETF FUND 2025

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)            None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange Fee                                                             None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                        0.25%
Distribution (12b-1) Fee                                                 None
Other Expenses(3)                                                        0.46%
Total Annual Fund Operating Expenses(4)                                  0.71%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser and administrator expect to waive and/or reimburse certain
  amounts.  These are shown below along with the net expenses the
  Fund expects to pay for the fiscal period ending November 30,
  2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                       0.36%
   Total Anticipated Annual Fund Operating Expenses (after
  waivers and reimbursement)(5)                                          0.35%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3 Includes a recordkeeping fee which is used to compensate
  intermediaries for recordkeeping services.  Please see
  "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's
  Institutional Shares (after the anticipated voluntary waiver and reimbursement) are expected to be 0.35 % for the fiscal period ending November 30, 2006.
4  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.28%.  Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
5   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 0.63% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Instititional Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                   Institutional Shares
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1 Year                                                $73
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----------------------------------------------------------------------------

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3 Year                                                $227
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FEDERATED TARGET ETF FUND 2035

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                             None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of
offering price)                                                         None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                             None
Exchange Fee                                                            None

Annual Fund Operating Expenses (Before Waivers and
Reimbursement)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee(2)                                                      0.25%
Distribution (12b-1) Fee                                                None
Other Expenses(3)                                                      1.08%
Total Annual Fund Operating Expenses(4)                                1.33%
1 The percentages shown are annualized based on anticipated
  expenses for the fiscal period ending November 30, 2006.
  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
  Although not contractually obligated to do so, the adviser and administrator expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the
  Fund expects to pay for the fiscal period ending November 30,
  2006.
------------------------------------------------------------------
  Total Waivers and Reimbursement of Fund Expenses                     0.98%
   Total Anticipated Annual Fund Operating Expenses
  (after waivers and reimbursement)(5)                                 0.35%
2  The adviser expects to voluntarily waive the management fee.
  The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal period ending November 30, 2006.
3 Includes a recordkeeping fee which is used to compensate
  intermediaries for recordkeeping services.  Please see
  "Payments to Financial Intermediaries" herein.  The
  administrator expects to waive and the adviser expects to
  reimburse certain operating expenses of the Fund.  This
  voluntary waiver and reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's
  Institutional Shares (after the anticipated voluntary waiver and reimbursement) are expected to be 0.35 % for the fiscal period ending November 30, 2006.
4  "Total Annual Fund Operating Expenses" do not include the expenses of the underlying ETFs, which can vary considerably.
  The Fund's shareholders indirectly bear the expenses of the underlying ETFs in which the Fund invests.  The Fund's
  estimated indirect expense from investing in the underlying
  ETFs is based upon the anticipated average allocation of the
  Fund's investment in the underlying ETFs and upon the actual total operating expenses of the underlying ETFs (including any current waivers and expense limitations) and is expected to be approximately 0.29%. Actual underlying ETF expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the underlying ETFs and with other events that directly affect the expenses of the underlying ETFs.
5   Total Annual Fund Operating Expenses (after waivers and
  reimbursement) including the estimated indirect expenses of the underlying ETFs are expected to be approximately 0.64% for the fiscal period ending November 30, 2006.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Instititional Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. It does not reflect the fees and expenses paid by the underlying ETFs. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class                                Institutional Shares
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1 Year                                             $135
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3 Year                                             $421
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                                                                 July 18, 2006

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Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
placeCityPittsburgh, StatePA  PostalCode15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314212838
Cusip 314212796
Cusip 314212762

35198 (7/06)